NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Aug. 15, 2024	May 17, 2024	Apr. 25, 2022	Jun. 30, 2024	Jan. 30, 2023	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Nature Of Operations [Line Items]
Milestone payment			$ 3,500			$ 3,500
Accumulated deficit							$ 230,883	$ 220,303
Partner [Member]
Nature Of Operations [Line Items]
Consideration for agreement	$ 4,250
Mayne Pharma Group Limited [Member]
Nature Of Operations [Line Items]
Consideration for agreement		$ 16,000		$ 10,000			$ 6,000
Contract Termination Description		This agreement was executed following the mutual termination by Sol-Gel and Galderma of the exclusive five-year license agreement in the U.S. for both products
PellePharm, Inc. [Member] | Asset purchase agreement [Member]
Nature Of Operations [Line Items]
Upfront payment paid					$ 4,000
Outstanding principal amount					700
PellePharm, Inc. [Member] | Development and NDA acceptance milestones [Member] | Asset purchase agreement [Member]
Nature Of Operations [Line Items]
Milestone payment					6,000
PellePharm, Inc. [Member] | Commercial milestones [Member] | Asset purchase agreement [Member]
Nature Of Operations [Line Items]
Milestone payment					64,000
Increase in sales milestone amount due to sales exceed dollar 500 million					$ 89,000